Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investment Property [Abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2021 and 2020 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2021
Balances at beginning of the year	728	4	163	895
Net gains (losses) from fair value adjustments charged to profit or loss	43	(1)	(8)	34
Balances at end of the year	771	3	155	929

December 31, 2020
Balances at beginning of the year	607	5	166	778
Transfers from property and equipment	70	—	4	74
Net gains (losses) from fair value adjustments charged to profit or loss	51	(1)	(7)	43
Balances at end of the year	728	4	163	895